VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
China / Hong Kong: 3.7%
112,493	BeiGene Ltd. (ADR) *	$13,943,507
Netherlands: 3.9%
354,213	QIAGEN NV (USD) *	14,363,337
Spain: 2.5%
439,375	Grifols SA (ADR)	9,270,813
United States: 90.0%
130,965	Alexion Pharmaceuticals, Inc. *	17,153,796
143,588	Allergan Plc	24,040,939
104,449	Alnylam Pharmaceuticals, Inc. *	7,578,819
193,200	Amgen, Inc.	35,602,896
76,190	Biogen Idec, Inc. *	17,818,555
182,728	BioMarin Pharmaceutical, Inc. *	15,650,653
22,058	Bluebird Bio, Inc. *	2,805,778
263,730	Celgene Corp. *	24,379,201
73,162	Charles River Laboratories International, Inc. *	10,381,688
140,728	Exact Sciences Corp. *	16,611,533
425,147	Gilead Sciences, Inc.	28,722,931
51,767	Illumina, Inc. *	19,058,021
208,455	Incyte Corp. *	17,710,337
103,882	Ionis Pharmaceuticals, Inc. *	6,676,496
125,494	IQVIA Holdings, Inc. *	20,191,985
139,503	Nektar Therapeutics *	4,963,517
102,283	Neurocrine Biosciences, Inc. *	8,635,754
51,611	Regeneron Pharmaceuticals, Inc. *	16,154,243
96,440	Sarepta Therapeutics, Inc. *	14,654,058
77,463	Seattle Genetics, Inc. *	5,361,214
54,348	United Therapeutics Corp. *	4,242,405
102,893	Vertex Pharmaceuticals, Inc. *	18,868,518
		337,263,337
Total Common Stocks (Cost: $421,594,548)		374,840,994
MONEY MARKET FUND: 0.0% (Cost: $36,259)
36,259	Dreyfus Government Cash Management Fund - Institutional Shares	36,259
Total Investments: 100.1% (Cost: $421,630,807)		374,877,253
Liabilities in excess of other assets: (0.1)%		(221,733)
NET ASSETS: 100.0%		$374,655,520

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Biotechnology	53.8%	$201,664,749
Health Care	34.5	129,373,199
Life Sciences Tools & Services	11.7	43,803,046
Money Market Fund	0.0	36,259
	100.0%	$374,877,253

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Denmark: 2.1%
76,097	LiqTech International, Inc. (USD) * †	$754,121
United States: 97.9%
31,900	ABM Industries, Inc.	1,276,000
39,763	Advanced Disposal Services, Inc. *	1,268,837
56,531	Advanced Emissions Solutions, Inc. †	714,552
16,428	Cantel Medical Corp.	1,324,754
31,038	Casella Waste Systems, Inc. *	1,230,036
18,270	Clean Harbors, Inc. *	1,298,997
69,994	Covanta Holding Corp.	1,253,593
62,610	Darling International, Inc. *	1,245,313
25,327	Donaldson Company, Inc.	1,288,131
97,033	Evoqua Water Technologies Corp. *	1,381,750
27,025	Heritage-Crystal Clean, Inc. *	711,028
103,859	Newpark Resources, Inc. *	770,634
40,925	Republic Services, Inc.	3,545,742
29,012	Schnitzer Steel Industries, Inc.	759,244
27,154	Stericycle, Inc. * †	1,296,604
24,584	STERIS Plc	3,660,066
20,107	Tennant Co.	1,230,548
118,697	Tenneco, Inc.	1,316,350
16,930	Tetra Tech, Inc.	1,329,851
19,740	US Ecology, Inc.	1,175,320
37,368	Waste Connections, Inc.	3,571,633
30,784	Waste Management, Inc.	3,551,550
		35,200,533
Total Common Stocks (Cost: $32,889,644)		35,954,654

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.4%
Repurchase Agreements: 3.4%
$234,913	Repurchase agreement dated 6/28/19 with BofA Securities, Inc., 2.48%, due 7/1/19, proceeds $234,962; (collateralized by various U.S. government and agency obligations, 3.52% due 7/31/20 to 2/15/49, valued at $239,611 including accrued interest)	234,913
1,000,000	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $1,000,211; (collateralized by various U.S. government and agency obligations, 3.52% to 3.56%, due 7/5/19 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,234,913)		1,234,913
Total Investments: 103.4% (Cost: $34,124,557)		37,189,567
Liabilities in excess of other assets: (3.4)%		(1,210,866)
NET ASSETS: 100.0%		$35,978,701

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,210,818.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.6%	$1,316,350
Consumer Staples	3.5	1,245,313
Energy	2.1	770,634
Health Care	13.9	4,984,820
Industrials	72.8	26,163,741
Materials	4.1	1,473,796
	100.0%	$35,954,654

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 13.3%
84,937	Aristocrat Leisure Ltd. #	$1,835,229
53,262	Crown Ltd. #	465,334
107,426	Star Entertainment Group Ltd. #	310,923
282,362	TABCORP Holdings Ltd. #	881,838
		3,493,324
Cambodia: 1.3%
288,000	Nagacorp Ltd. #	354,192
Canada: 2.4%
6,796	Great Canadian Gaming Corp. *	230,911
23,125	Stars Group, Inc. (USD) *	394,744
		625,655
China / Hong Kong: 22.7%
325,240	Galaxy Entertainment Group Ltd. #	2,187,666
37,549	Melco Crown Entertainment Ltd. (ADR)	815,564
72,000	Melco International Development Ltd. #	159,304
146,100	MGM China Holdings Ltd. #	248,170
356,000	Sands China Ltd. #	1,700,462
366,000	SJM Holdings Ltd. #	416,146
199,600	Wynn Macau Ltd. #	446,788
		5,974,100
Greece: 1.6%
37,358	OPAP SA #	419,656
Ireland: 3.0%
10,658	Paddy Power Betfair Plc	802,763
Japan: 3.4%
9,800	Heiwa Corp. #	201,743
8,779	Sankyo Co. Ltd. #	318,531
29,800	Sega Sammy Holdings, Inc. #	363,058
		883,332
Malaysia: 3.7%
349,900	Genting Bhd #	573,676
503,898	Genting Malaysia Bhd #	395,398
		969,074
Malta: 0.9%
28,154	Kindred Group Plc (SDR) #	239,216
New Zealand: 0.7%
69,560	Sky City Entertainment Group Ltd. #	177,174
Singapore: 2.6%
990,500	Genting Singapore Ltd. #	673,918
South Africa: 0.3%
74,174	Tsogo Sun Holdings Ltd.	80,111
South Korea: 2.3%
17,950	Kangwon Land, Inc. #	470,250
8,902	Paradise Co. Ltd. #	125,982
		596,232
Sweden: 1.6%
16,867	Betsson AB † #	103,384
15,717	Evolution Gaming Group AB Reg S 144A #	311,513
		414,897
United Kingdom: 3.8%
65,093	GVC Holdings Plc #	540,752
40,547	Playtech Ltd. #	220,368
116,116	William Hill Plc #	228,495
		989,615
United States: 36.4%
9,539	Boyd Gaming Corp.	256,981
57,617	Caesars Entertainment Corp. *	681,033
4,848	Churchill Downs, Inc.	557,859
6,636	Eldorado Resorts, Inc. * †	305,721
27,390	Gaming and Leisure Properties, Inc.	1,067,662
17,490	International Game Technology Plc	226,845
35,676	Las Vegas Sands Corp.	2,108,095
10,285	MGM Growth Properties LLC	315,235
55,097	MGM Resorts International	1,574,121
13,718	Penn National Gaming, Inc. *	264,209
39,509	VICI Properties, Inc.	870,778
10,727	Wynn Resorts Ltd.	1,330,041
		9,558,580
Total Common Stocks (Cost: $30,577,809)		26,251,839

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5% (Cost: $394,538)
Repurchase Agreement: 1.5%
$394,538	Repurchase agreement dated 6/28/19 with HSBC Securities USA, Inc., 2.50%, due 7/1/19, proceeds $394,620; (collateralized by various U.S. government and agency obligations, 3.56% , due 8/15/20 to 11/15/46, valued at $402,429 including accrued interest)	394,538
Total Investments: 101.5% (Cost: $30,972,347)		26,646,377
Liabilities in excess of other assets: (1.5)%		(382,344)
NET ASSETS: 100.0%		$26,264,033

Definitions:

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $392,161.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,369,166 which represents 54.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $311,513, or 1.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	91.4%	$23,998,164
Real Estate	8.6	2,253,675
	100.0%	$26,251,839

VANECK VECTORS MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Automobiles & Components: 0.1%
420	Gentex Corp.	$10,336
Banks: 1.6%
2,975	U.S. Bancorp	155,890
Capital Goods: 9.5%
1,184	3M Co.	205,235
1,057	Eaton Corp. Plc	88,027
1,347	Emerson Electric Co.	89,872
1,106	Fastenal Co.	36,045
1,126	Honeywell International, Inc.	196,588
570	Illinois Tool Works, Inc.	85,962
511	Lockheed Martin Corp.	185,769
97	MSC Industrial Direct Co., Inc.	7,203
249	Pentair Plc	9,263
192	Rockwell Automation, Inc.	31,455
		935,419
Consumer Durables & Apparel: 0.3%
249	Hasbro, Inc.	26,314
Consumer Services: 5.7%
244	Darden Restaurants, Inc.	29,702
119	Dunkin’ Brands Group, Inc.	9,480
1,360	Las Vegas Sands Corp.	80,362
1,373	McDonald’s Corp.	285,117
1,792	Starbucks Corp.	150,223
		554,884
Diversified Financials: 2.5%
254	BlackRock, Inc.	119,202
52	Cohen & Steers, Inc.	2,675
281	Eaton Vance Corp.	12,120
68	Evercore, Inc.	6,023
662	Franklin Resources, Inc.	23,038
747	Janus Henderson Group Plc	15,986
291	Legg Mason, Inc.	11,139
514	T. Rowe Price Group, Inc.	56,391
		246,574
Energy: 12.8%
3,643	Chevron Corp.	453,335
5,827	Exxon Mobil Corp.	446,523
5,681	Kinder Morgan, Inc.	118,619
1,567	ONEOK, Inc.	107,825
4,503	Williams Companies, Inc.	126,264
		1,252,566
Food, Beverage & Tobacco: 6.9%
265	Hershey Co.	35,518
135	Ingredion, Inc.	11,136
2,226	Mondelez International, Inc.	119,981
3,357	PepsiCo, Inc.	440,203
273	The JM Smucker Co.	31,447
469	Tyson Foods, Inc.	37,867
		676,152
Health Care Equipment & Services: 2.4%
2,141	Medtronic Plc	208,512
248	Quest Diagnostics, Inc.	25,249
		233,761
Household & Personal Products: 7.5%
1,660	Colgate-Palmolive Co.	118,972
891	Kimberly-Clark Corp.	118,752
4,513	The Procter and Gamble Co.	494,850
		732,574
Insurance: 1.8%
751	Chubb Ltd.	110,615
455	The Travelers Companies, Inc.	68,032
		178,647
Materials: 3.2%
401	Air Products & Chemicals, Inc.	90,774
821	Amcor Plc *	9,433
291	Eastman Chemical Co.	22,649
170	International Flavors & Fragrances, Inc.	24,665
802	Linde Plc	161,042
68	Sensient Technologies Corp.	4,997
		313,560
Media & Entertainment: 0.0%
100	John Wiley & Sons, Inc.	4,586
Pharmaceuticals, Biotechnology: 9.8%
1,409	Amgen, Inc.	259,651
3,507	Gilead Sciences, Inc.	236,933
10,710	Pfizer, Inc.	463,957
		960,541
Retailing: 0.5%
293	Genuine Parts Co.	30,349
184	Tiffany & Co.	17,230
		47,579
Semiconductor: 12.2%
900	Broadcom, Inc.	259,074
7,814	Intel Corp.	374,056
696	Maxim Integrated Products, Inc.	41,635
4,016	Qualcomm, Inc.	305,497
1,895	Texas Instruments, Inc.	217,470
		1,197,732
Software & Services: 0.3%
1,386	The Western Union Co.	27,568
Technology Hardware & Equipment: 5.3%
8,586	Cisco Systems, Inc.	469,912
552	TE Connectivity Ltd.	52,871
		522,783
Telecommunication Services: 4.7%
8,130	Verizon Communications, Inc.	464,467
Transportation: 1.9%
1,762	United Parcel Service, Inc.	181,962
Utilities: 10.7%
150	Avangrid, Inc.	7,575
1,395	CenterPoint Energy, Inc.	39,939
806	Consolidated Edison, Inc.	70,670
2,578	Dominion Energy, Inc.	199,331
2,187	Duke Energy Corp.	192,981
530	Entergy Corp.	54,553
622	Evergy, Inc.	37,413
1,301	FirstEnergy Corp.	55,696
788	NiSource, Inc.	22,694
2,729	PPL Corp.	84,626
605	Sempra Energy	83,151
3,682	The Southern Co.	203,541
		1,052,170
Total Common Stocks (Cost: $9,152,367)		9,776,065
MONEY MARKET FUND: 0.5% (Cost: $49,787)
49,787	Dreyfus Government Cash Management Fund - Institutional Shares	49,787
Total Investments: 100.2% (Cost: $9,202,154)		9,825,852
Liabilities in excess of other assets: (0.2)%		(16,857)
NET ASSETS: 100.0%		$9,808,995

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	4.8%	$469,053
Consumer Discretionary	6.5	639,113
Consumer Staples	14.3	1,408,726
Energy	12.7	1,252,566
Financials	5.9	581,111
Health Care	12.2	1,194,302
Industrials	11.4	1,117,381
Information Technology	17.8	1,748,083
Materials	3.2	313,560
Utilities	10.7	1,052,170
Money Market Fund	0.5	49,787
	100.0%	$9,825,852

VANECK VECTORS MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 4.0%
2,124	Australia & New Zealand Banking Group Ltd. #	$42,142
4,806	Brambles Ltd. #	43,507
752	Commonwealth Bank of Australia #	43,739
2,223	National Australia Bank Ltd. #	41,739
		171,127
Belgium: 1.0%
479	Anheuser-Busch InBev SA/NV #	42,450
Brazil: 1.0%
9,100	Ambev SA	42,477
Canada: 6.1%
178	Canadian Pacific Railway Ltd.	42,013
2,477	Enbridge, Inc.	89,659
1,092	Royal Bank of Canada	86,967
738	Toronto-Dominion Bank	43,215
		261,854
China / Hong Kong: 3.2%
247	Alibaba Group Holding Ltd. (ADR) *	41,854
2,007	Yum China Holdings, Inc. (USD)	92,723
		134,577
Denmark: 1.0%
795	Novo Nordisk AS #	40,669
France: 5.1%
709	Essilor International SA #	92,536
935	Sanofi SA #	80,926
507	Schneider Electric SE #	45,943
		219,405
Ireland: 4.1%
858	Allegion Plc (USD)	94,852
832	Medtronic Plc (USD)	81,028
		175,880
Japan: 3.7%
3,400	Japan Tobacco, Inc. #	75,001
1,100	Kao Corp. #	83,993
		158,994
Mexico: 3.0%
4,400	Grupo Aeroportuario del Pacifico, SAB de CV	45,778
4,950	Grupo Aeroportuario del Sureste, SAB de CV	80,154
		125,932
Switzerland: 3.0%
436	Nestle SA #	45,191
299	Roche Holding AG #	84,179
		129,370
United Kingdom: 7.6%
1,496	Experian Plc #	45,411
4,151	GlaxoSmithKline Plc #	83,386
1,305	Imperial Tobacco Group Plc #	30,688
966	Reckitt Benckiser Group Plc #	76,435
672	Unilever NV (LDR) #	40,891
721	Unilever Plc #	44,853
		321,664
United States: 57.1%
320	Allergan Plc	53,578
77	Alphabet, Inc. *	83,376
809	Altria Group, Inc.	38,306
47	Amazon.com, Inc. *	89,001
363	American Express Co.	44,809
238	Amgen, Inc.	43,859
1,492	Bank of America Corp.	43,268
409	Berkshire Hathaway, Inc. *	87,187
127	Biogen Idec, Inc. *	29,702
876	Bristol-Myers Squibb Co.	39,727
1,276	Cheniere Energy, Inc. *	87,342
888	Coca-Cola Co.	45,217
762	Compass Minerals International, Inc.	41,872
556	Dominion Energy, Inc.	42,990
1,312	Emerson Electric Co.	87,537
318	Equifax, Inc.	43,006
507	Facebook, Inc. *	97,851
288	Fox Corp.	10,552
625	Gilead Sciences, Inc.	42,225
915	Guidewire Software, Inc. *	92,763
753	Intel Corp.	36,046
262	Jones Lang LaSalle, Inc.	36,861
352	Kansas City Southern	42,881
727	KLA-Tencor Corp.	85,931
425	McDonald’s Corp.	88,256
487	Microchip Technology, Inc.	42,223
672	Microsoft Corp.	90,021
845	Mondelez International, Inc.	45,546
505	NIKE, Inc.	42,395
358	PepsiCo, Inc.	46,945
1,941	Pfizer, Inc.	84,084
540	Philip Morris International, Inc.	42,406
543	Salesforce.com, Inc. *	82,389
568	Starbucks Corp.	47,615
406	T. Rowe Price Group, Inc.	44,542
4,277	The Western Union Co.	85,070
187	Tyler Technologies, Inc. *	40,396
381	United Parcel Service, Inc.	39,346
336	United Technologies Corp.	43,747
171	UnitedHealth Group, Inc.	41,726
673	Walt Disney Co.	93,978
389	Yum! Brands, Inc.	43,051
346	Zimmer Biomet Holdings, Inc.	40,738
		2,430,361
Total Common Stocks (Cost: $3,858,801)		4,254,760
MONEY MARKET FUND: 0.2% (Cost: $7,582)
7,582	Dreyfus Government Cash Management Fund - Institutional Shares	7,582
Total Investments: 100.1% (Cost: $3,866,383)		4,262,342
Liabilities in excess of other assets: (0.1)%		(4,997)
NET ASSETS: 100.0%		$4,257,345

Definitions:

ADR	American Depositary Receipt
LDR	Local Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,083,679 which represents 25.5% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.7%	$285,757
Consumer Discretionary	12.6	537,431
Consumer Staples	16.4	700,399
Energy	4.2	177,001
Financials	11.2	477,608
Health Care	17.5	745,827
Industrials	15.3	654,175
Information Technology	13.0	554,839
Materials	1.0	41,872
Real Estate	0.9	36,861
Utilities	1.0	42,990
Money Market Fund	0.2	7,582
	100.0%	$4,262,342

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.0%
Australia: 4.0%
33,135	Domino’s Pizza Enterprises Ltd. #	$875,313
239,653	Link Administration Holdings Ltd. #	842,886
740,543	Telstra Corp. Ltd. #	2,001,650
		3,719,849
Belgium: 3.0%
10,459	Anheuser-Busch InBev SA/NV #	926,905
27,989	KBC Group NV #	1,839,534
		2,766,439
Canada: 7.2%
29,630	BRP, Inc.	1,061,170
11,789	Canadian Imperial Bank of Commerce †	929,046
166,151	Comeco Corp.	1,785,162
55,579	Enbridge, Inc.	2,011,775
17,119	Nutrien Ltd.	917,686
		6,704,839
China / Hong Kong: 22.3%
4,312,000	Agricultural Bank of China Ltd. #	1,804,506
5,686	Alibaba Group Holding Ltd. (ADR) *	963,493
2,213,000	Bank of China Ltd. #	933,722
182,000	Beijing Enterprises Holdings Ltd. #	925,053
2,211,000	China Construction Bank Corp. #	1,905,696
197,000	China Mobile Ltd. #	1,793,239
438,000	China Shenhua Energy Co. Ltd. #	917,326
240,000	CK Asset Holdings Ltd. #	1,879,986
2,469,000	Industrial & Commercial Bank of China Ltd. #	1,801,991
212,000	Sands China Ltd. #	1,012,635
436,100	Shanghai Pharmaceuticals Holding Co. Ltd. #	857,287
256,800	Sinopharm Group Co. Ltd. #	904,124
120,000	Sun Hung Kai Properties Ltd. #	2,035,600
21,100	Tencent Holdings Ltd. #	954,454
44,989	Yum China Holdings, Inc. (USD)	2,078,492
		20,767,604
Finland: 0.8%
107,468	Nordea Bank Abp (SEK) #	781,014
France: 2.9%
117,614	Orange SA #	1,857,912
16,035	Publicis Groupe SA #	847,606
		2,705,518
Germany: 3.1%
12,049	Bayerische Motoren Werke AG #	891,963
16,485	Siemens AG #	1,965,562
		2,857,525
Japan: 13.9%
35,800	Calbee, Inc. #	967,557
22,000	Denso Corp. #	928,300
76,500	Japan Tobacco, Inc. † #	1,687,515
78,700	KDDI Corp. #	2,004,048
63,100	LINE Corp. * #	1,775,957
12,800	MEIJI Holdings Co. Ltd. #	915,850
41,900	Murata Manufacturing Co. Ltd. #	1,887,682
6,800	Nidec Corp. #	934,528
25,900	Takeda Pharmaceutical Co. Ltd. #	921,978
15,300	Yakult Honsha Co. Ltd. #	903,616
		12,927,031
Luxembourg: 2.2%
35,907	Millicom International Cellular SA (SDR) #	2,022,991
Mexico: 1.2%
102,100	Grupo Aeroportuario del Pacifico, SAB de CV	1,062,259
Netherlands: 4.8%
432,334	Altice Europe NV * #	1,550,789
22,030	Koninklijke Philips NV #	959,207
59,441	Royal Dutch Shell Plc (GBP) #	1,944,213
		4,454,209
Singapore: 4.1%
736,200	CapitaLand Ltd. #	1,922,458
1,296,200	Genting Singapore Ltd. #	881,910
120,800	Oversea-Chinese Banking Corp. Ltd. #	1,019,011
		3,823,379
South Korea: 1.0%
22,832	Samsung Electronics Co. Ltd. #	929,727
Spain: 4.0%
67,885	Grifols SA #	2,011,959
208,289	Telefonica SA #	1,715,385
		3,727,344
Sweden: 1.1%
54,102	SKF AB #	996,836
Switzerland: 6.1%
96,880	ABB Ltd. #	1,944,657
18,770	LafargeHolcim Ltd. #	918,918
6,697	Roche Holding AG #	1,885,433
77,176	UBS Group AG #	918,385
		5,667,393
Taiwan: 1.1%
8,000	Largan Precision Co. Ltd. #	999,148
United Kingdom: 15.4%
145,991	Babcock International Group Plc #	851,682
138,221	BP Plc #	965,039
659,724	BT Group Plc #	1,653,102
45,217	GlaxoSmithKline Plc #	908,331
229,141	HSBC Holdings Plc #	1,916,613
30,031	Imperial Tobacco Group Plc #	706,208
2,409,643	Lloyds Banking Group Plc #	1,734,402
278,986	Meggitt Plc #	1,862,746
165,628	Rolls-Royce Holdings Plc #	1,773,226
99,109	Smiths Group Plc #	1,976,155
		14,347,504
United States: 0.8%
17,615	Carnival Plc (GBP) #	776,886
Total Common Stocks (Cost: $93,741,629)		92,037,495
PREFERRED STOCKS: 0.8%
Chile: 0.8%
24,271	Sociedad Quimica y Minera de Chile SA, 3.51%	752,492
United Kingdom: 0.0%
10,956,436	Rolls-Royce Holdings Plc C Shares * # ∞	13,944
Total Preferred Stocks (Cost: $969,927)		766,436
MONEY MARKET FUND: 0.0% (Cost: $14,025)
14,025	Dreyfus Government Cash Management Fund - Institutional Shares	14,025
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $94,725,581)		92,817,956

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.6%
Repurchase Agreements: 1.6%
$1,000,000	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $1,000,211; (collateralized by various U.S. government and agency obligations, 3.50% to 3.90%, due 7/5/19 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
505,527	Repurchase agreement dated 6/28/19 with HSBC Securities USA, Inc., 2.50%, due 7/1/19, proceeds $505,632; (collateralized by various U.S. government and agency obligations, 3.90% to 3.91%, due 8/15/20 to 11/15/46, valued at $515,638 including accrued interest)	505,527
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,505,527)		1,505,527
Total Investments: 101.4% (Cost: $96,231,108)		94,323,483
Liabilities in excess of other assets: (1.4)%		(1,297,715)
NET ASSETS: 100.0%		$93,025,768

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,438,830.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $81,242,356 which represents 87.3% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	19.6%	$18,177,133
Consumer Discretionary	10.2	9,470,162
Consumer Staples	6.6	6,107,651
Energy	8.2	7,623,515
Financials	16.8	15,583,920
Health Care	9.1	8,448,319
Industrials	14.4	13,381,595
Information Technology	5.0	4,659,443
Materials	2.8	2,589,096
Real Estate	6.3	5,838,044
Utilities	1.0	925,053
Money Market Fund	0.0	14,025
	100.0%	$92,817,956

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Automobiles & Components: 1.3%
806,123	Harley-Davidson, Inc.	$28,883,387
Banks: 2.4%
1,181,243	Wells Fargo & Co.	55,896,419
Capital Goods: 10.2%
422,471	Caterpillar, Inc.	57,578,573
872,540	Emerson Electric Co.	58,215,869
324,909	General Dynamics Corp.	59,074,954
157,352	Raytheon Co.	27,360,366
224,248	United Technologies Corp.	29,197,090
		231,426,852
Consumer Durables & Apparel: 2.5%
337,062	NIKE, Inc.	28,296,355
312,029	Polaris Industries, Inc.	28,466,406
		56,762,761
Consumer Services: 1.3%
146,659	McDonald’s Corp.	30,455,208
Diversified Financials: 9.8%
126,157	BlackRock, Inc.	59,205,480
1,292,337	Charles Schwab Corp.	51,939,024
945,861	State Street Corp.	53,024,968
531,921	T. Rowe Price Group, Inc.	58,357,053
		222,526,525
Energy: 2.6%
428,683	Cheniere Energy, Inc. *	29,343,351
575,208	Core Laboratories NV	30,071,874
		59,415,225
Food, Beverage & Tobacco: 12.5%
1,371,729	Campbell Soup Co.	54,965,181
1,114,911	General Mills, Inc.	58,555,126
235,340	Hershey Co.	31,542,620
1,017,518	Kellogg Co.	54,508,439
559,421	Mondelez International, Inc.	30,152,792
706,405	Philip Morris International, Inc.	55,473,985
		285,198,143
Health Care Equipment & Services: 9.5%
317,068	AmerisourceBergen Corp.	27,033,218
565,801	Cardinal Health, Inc.	26,649,227
218,406	McKesson Corp.	29,351,582
553,411	Medtronic Plc	53,896,697
113,912	UnitedHealth Group, Inc.	27,795,667
444,697	Zimmer Biomet Holdings, Inc.	52,358,625
		217,085,016
Materials: 2.4%
999,323	Compass Minerals International, Inc.	54,912,799
Media & Entertainment: 9.3%
25,810	Alphabet, Inc. *	27,947,068
1,396,922	Comcast Corp.	59,061,862
337,265	Facebook, Inc. *	65,092,145
577,783	John Wiley & Sons, Inc.	26,497,128
241,762	Walt Disney Co.	33,759,646
		212,357,849
Pharmaceuticals, Biotechnology: 9.8%
211,787	Allergan Plc	35,459,497
158,608	Amgen, Inc.	29,228,282
205,112	Biogen Idec, Inc. *	47,969,543
584,240	Bristol-Myers Squibb Co.	26,495,284
839,986	Gilead Sciences, Inc.	56,749,454
644,195	Pfizer, Inc.	27,906,527
		223,808,587
Real Estate: 1.1%
173,562	Jones Lang LaSalle, Inc.	24,418,438
Retailing: 2.6%
31,443	Amazon.com, Inc. *	59,541,408
Semiconductor: 10.0%
1,382,537	Applied Materials, Inc.	62,089,737
1,099,445	Intel Corp.	52,630,432
483,219	KLA-Tencor Corp.	57,116,486
654,561	Microchip Technology, Inc.	56,750,439
		228,587,094
Software & Services: 10.3%
351,324	Blackbaud, Inc.	29,335,554
608,378	Guidewire Software, Inc. *	61,677,362
234,937	Microsoft Corp.	31,472,160
360,786	Salesforce.com, Inc. *	54,742,060
2,843,032	The Western Union Co.	56,547,906
		233,775,042
Utilities: 2.5%
736,072	Dominion Energy, Inc.	56,913,087
Total Common Stocks (Cost: $2,158,745,853)		2,281,963,840
Liabilities in excess of other assets: (0.1)%		(2,798,620)
NET ASSETS: 100.0%		$2,279,165,220

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	9.3%	$212,357,849
Consumer Discretionary	7.7	175,642,764
Consumer Staples	12.5	285,198,143
Energy	2.6	59,415,225
Financials	12.2	278,422,944
Health Care	19.3	440,893,603
Industrials	10.1	231,426,852
Information Technology	20.3	462,362,136
Materials	2.4	54,912,799
Real Estate	1.1	24,418,438
Utilities	2.5	56,913,087
	100.0%	$2,281,963,840

VANECK VECTORS NDR CMG LONG/FLAT ALLOCATION ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUND: 99.9% (a) (Cost: $59,690,360)
235,371	Vanguard S&P 500 ETF	$63,350,105
Total Exchange Traded Fund: 99.9% (Cost: $59,690,360)		63,350,105
Other assets less liabilities: 0.1%		69,644
NET ASSETS: 100.0%		$63,419,749

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov/

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Fund	100.0%	$63,350,105

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Denmark: 4.8%
163,742	Novo-Nordisk AS (ADR)	$8,357,392
France: 4.9%
198,602	Sanofi SA (ADR)	8,593,509
Ireland: 7.1%
174,491	Endo International Plc (USD) *	718,903
51,861	Jazz Pharmaceuticals Plc (USD) *	7,393,304
92,466	Perrigo Co. Plc (USD)	4,403,231
		12,515,438
Israel: 4.7%
887,757	Teva Pharmaceutical Industries Ltd. (ADR) *	8,193,997
Japan: 4.4%
439,339	Takeda Pharmaceutical Co. Ltd. (ADR)	7,776,300
Switzerland: 5.0%
96,556	Novartis AG (ADR)	8,816,528
United Kingdom: 13.0%
215,165	AstraZeneca Plc (ADR)	8,882,011
213,189	GlaxoSmithKline Plc (ADR)	8,531,824
31,550	GW Pharmaceuticals Plc (ADR) *	5,438,905
		22,852,740
United States: 55.7%
109,348	AbbVie, Inc.	7,951,787
90,565	AmerisourceBergen Corp.	7,721,572
357,815	Bausch Health Cos, Inc. *	9,024,094
162,342	Bristol-Myers Squibb Co.	7,362,210
97,172	Catalent, Inc. *	5,267,694
74,553	Eli Lilly & Co.	8,259,727
60,640	Johnson & Johnson	8,445,939
71,235	Mallinckrodt Plc *	653,937
57,695	McKesson Corp.	7,753,631
102,634	Merck and Co., Inc.	8,605,861
450,604	Mylan NV *	8,579,500
69,687	Patterson Companies, Inc.	1,595,832
199,432	Pfizer, Inc.	8,639,394
69,386	Zoetis, Inc.	7,874,617
		97,735,795
Total Common Stocks (Cost: $248,169,965)		174,841,699
MONEY MARKET FUND: 0.2% (Cost: $306,695)
306,695	Dreyfus Government Cash Management Fund - Institutional Shares	306,695
Total Investments: 99.8% (Cost: $248,476,660)		175,148,394
Other assets less liabilities: 0.2%		272,215
NET ASSETS: 100.0%		$175,420,609

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Health Care	34.9%	$61,204,769
Pharmaceuticals	64.9	113,636,930
Money Market Fund	0.2	306,695
	100.0%	$175,148,394

VANECK VECTORS REAL ASSET ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 21.0% (a)
228,224	iShares Gold Trust *	$3,081,024
218,747	SPDR Gold MiniShares Trust *	3,082,145
Total Exchange Traded Funds (Cost: $5,526,080)		6,163,169

Principal Amount
SHORT-TERM INVESTMENTS: 47.9%
United States Treasury Obligation: 37.3% (Cost: $10,950,203)
$11,004,000	United States Treasury Bill, 1.99% 09/26/19 ♦	10,949,019

Number of Shares
Money Market Fund: 10.6% (a) (Cost: $3,107,799)
3,107,799	Dreyfus Government Cash Management Fund - Institutional Shares	3,107,799
Total Short-term Investments (Cost: $14,058,002)		14,056,818
Total Investments: 68.9% (Cost: $19,584,082)		20,219,987
Other assets less liabilities: 31.1%		9,125,524
NET ASSETS: 100.0%		$29,345,511

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov/
*	Non-income producing
♦	Rate shown is the effective yield at purchase date

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2019 is set forth below:

Affiliates	Value 09/30/18	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/19
VanEck Vectors Agribusiness ETF	$761,332	$1,311,268	$(1,982,956)	$(69,218)	$—	$(20,426)	$—
VanEck Vectors Oil Services ETF	759,353	2,505,443	(2,998,289)	(250,656)	—	(15,851)	—
VanEck Vectors Unconventional Oil & Gas ETF	760,854	2,100,754	(2,680,358)	(153,168)	—	(28,082)	—
	$2,281,539	$5,917,465	$(7,661,603)	$(473,042)	$—	$(64,359)	$—

Summary of Investments by Sector	% of Investments	Value
Gold Bullion	30.5%	$6,163,169
United States Treasury Obligation	54.1	10,949,019
Money Market Fund	15.4	3,107,799
	100.0%	$20,219,987

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
China / Hong Kong: 2.4%
54,583	JD.com, Inc. (ADR) *	$1,653,319
United States: 97.7%
7,187	Amazon.com, Inc. *	13,609,519
10,830	AmerisourceBergen Corp.	923,366
1,500	AutoZone, Inc. *	1,649,205
13,994	Best Buy Co., Inc.	975,802
19,524	Cardinal Health, Inc.	919,580
12,960	Costco Wholesale Corp.	3,424,810
55,914	CVS Caremark Corp.	3,046,754
15,567	Dollar General Corp.	2,104,036
13,695	Dollar Tree, Inc. *	1,470,706
34,981	Home Depot, Inc.	7,274,998
9,481	Kohl’s Corp.	450,821
59,180	Kroger Co.	1,284,798
14,481	L Brands, Inc.	377,954
34,607	Lowe’s Cos, Inc.	3,492,192
18,343	MACY’S, Inc.	393,641
13,770	McKesson Corp.	1,850,550
5,811	O’Reilly Automotive, Inc. *	2,146,118
21,340	Ross Stores, Inc.	2,115,221
38,155	Sysco Corp.	2,698,322
33,559	Target Corp.	2,906,545
22,447	The Gap, Inc.	403,373
57,555	TJX Cos., Inc.	3,043,508
56,694	Walgreens Boots Alliance, Inc.	3,099,461
58,591	Wal-Mart Stores, Inc.	6,473,720
		66,135,000
Total Common Stocks: 100.1% (Cost: $75,910,269)		67,788,319
Liabilities in excess of other assets: (0.1)%		(60,942)
NET ASSETS: 100.0%		$67,727,377

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	65.0%	$44,066,958
Consumer Staples	25.1	16,981,111
Health Care	9.9	6,740,250
	100.0%	$67,788,319

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Netherlands: 9.5%
275,154	ASML Holding NV (USD)	$57,212,771
519,836	NXP Semiconductors NV (USD)	50,741,192
		107,953,963
Switzerland: 1.9%
1,237,301	STMicroelectronics NV (USD) †	21,801,244
Taiwan: 11.7%
3,386,747	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	132,658,880
United States: 76.8%
1,514,572	Advanced Micro Devices, Inc. * †	45,997,552
466,980	Analog Devices, Inc.	52,708,033
1,174,445	Applied Materials, Inc.	52,744,325
193,597	Broadcom, Inc.	55,728,832
412,387	Cadence Design Systems, Inc. *	29,201,123
2,747,568	Intel Corp.	131,526,080
244,254	KLA-Tencor Corp.	28,870,823
239,718	Lam Research Corp.	45,028,629
941,009	Marvell Technology Group Ltd.	22,461,885
387,834	Maxim Integrated Products, Inc.	23,200,230
286,600	Microchip Technology, Inc.	24,848,220
1,478,721	Micron Technology, Inc. *	57,063,843
373,750	NVIDIA Corp.	61,380,962
569,065	ON Semiconductor Corp. *	11,500,804
140,925	Qorvo, Inc. *	9,387,014
778,182	Qualcomm, Inc.	59,196,305
260,976	Skyworks Solutions, Inc.	20,165,615
229,001	Teradyne, Inc.	10,971,438
575,778	Texas Instruments, Inc.	66,076,283
70,309	Universal Display Corp.	13,222,311
450,452	Xilinx, Inc.	53,117,300
		874,397,607
Total Common Stocks (Cost: $1,238,906,544)		1,136,811,694
MONEY MARKET FUND: 0.0% (Cost: $1,436)
1,436	Dreyfus Government Cash Management Fund - Institutional Shares	1,436
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $1,238,907,980)		1,136,813,130

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.0%
Repurchase Agreements: 4.0%
$10,775,390	Repurchase agreement dated 6/28/19 with BofA Securities, Inc., 2.50%, due 7/1/19, proceeds $10,777,635; (collateralized by various U.S. government and agency obligations, 3.11%, due 6/1/46 to 7/1/49, valued at $10,990,898 including accrued interest)	10,775,390
10,775,390	Repurchase agreement dated 6/28/19 with Citigroup Global Markets, Inc., 2.50%, due 7/1/19, proceeds $10,777,635; (collateralized by various U.S. government and agency obligations, 3.11%, due 7/2/19 to 1/20/63, valued at $10,990,898 including accrued interest)	10,775,390
2,265,641	Repurchase agreement dated 6/28/19 with Credit Agricole CIB, 2.45%, due 7/1/19, proceeds $2,266,104; (collateralized by U.S. government obligation, 3.11%, due 4/15/21, valued at $2,310,954 including accrued interest)	2,265,641
10,775,390	Repurchase agreement dated 6/28/19 with Daiwa Capital Markets America, Inc., 2.53%, due 7/1/19, proceeds $10,777,662; (collateralized by various U.S. government and agency obligations, 3.11% to 3.12%, due 7/5/19 to 9/9/49, valued at $10,990,898 including accrued interest)	10,775,390
10,775,390	Repurchase agreement dated 6/28/19 with Morgan Stanley & Co. LLC, 2.52%, due 7/1/19, proceeds $10,777,653; (collateralized by various U.S. government and agency obligations, 3.12%, due 4/1/26 to 6/20/49, valued at $10,990,898 including accrued interest)	10,775,390
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $45,367,201)		45,367,201
Total Investments: 103.9% (Cost: $1,284,275,181)		1,182,180,331
Liabilities in excess of other assets: (3.9)%		(44,273,739)
NET ASSETS: 100.0%		$1,137,906,592

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $43,954,136.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	16.6%	$188,536,829
Semiconductor Equipment	17.1	194,827,986
Semiconductors	66.3	753,446,879
Money Market Fund	0.0	1,436
	100.0%	$1,136,813,130

VANECK VECTORS VIDEO GAMING AND ESPORTS

SCHEDULE OF INVESTMENTS

June 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
China / Hong Kong: 16.2%
30,453	Bilibili, Inc. (ADR) * †	$495,470
185,000	Kingsoft Corp. Ltd. * #	400,667
4,852	NetEase, Inc. (ADR)	1,240,996
48,100	Tencent Holdings Ltd. #	2,175,793
		4,312,926
France: 3.9%
13,220	Ubisoft Entertainment SA * #	1,035,464
Japan: 24.1%
23,600	Bandai Namco Holdings, Inc. #	1,145,979
21,100	Capcom Co. Ltd. #	425,047
29,200	Dena Co. Ltd. #	560,229
10,760	GungHo Online Entertainment, Inc. #	299,022
18,500	Konami Holdings Corp. #	870,823
76,000	Nexon Co. Ltd. * #	1,111,106
4,100	Nintendo Co. Ltd. #	1,505,332
15,800	Square Enix Holdings Co. Ltd. #	508,043
		6,425,581
Poland: 3.7%
16,815	CD Project SA #	974,432
Singapore: 4.7%
37,417	Sea Ltd. (ADR) *	1,242,993
South Korea: 7.8%
2,939	NCsoft Corp. #	1,215,798
5,519	Netmarble Corp. Reg S 144A * #	540,477
1,822	Pearl Abyss Corp. * #	335,525
		2,091,800
Taiwan: 2.3%
214,000	Micro-Star International Co. Ltd. #	608,653
United States: 37.1%
34,543	Activision Blizzard, Inc.	1,630,430
56,468	Advanced Micro Devices, Inc. *	1,714,933
18,208	Electronic Arts, Inc. *	1,843,742
14,205	NVIDIA Corp.	2,332,887
10,746	Take-Two Interactive Software, Inc. *	1,219,993
183,748	Zynga, Inc. *	1,126,375
		9,868,360
Total Common Stocks (Cost: $24,093,273)		26,560,209
MONEY MARKET FUND: 0.3% (Cost: $85,608)
85,608	Dreyfus Government Cash Management Fund - Institutional Shares	85,608
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $24,178,881)		26,645,817

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1% (Cost: $306,695)
Repurchase Agreement: 1.1%
$306,695	Repurchase agreement dated 6/28/19 with J.P. Morgan Securities LLC, 2.53%, due 7/1/19, proceeds $306,760; (collateralized by various U.S. government and agency obligations, 3.92%, due 7/31/19 to 6/30/22, valued at $312,829 including accrued interest)	306,695
Total Investments: 101.2% (Cost: $24,485,576)		26,952,512
Liabilities in excess of other assets: (1.2)%		(324,570)
NET ASSETS: 100.0%		$26,627,942

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $301,743.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,712,390 which represents 51.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $540,477, or 2.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	76.4%	$20,357,090
Consumer Discretionary	4.3	1,145,979
Information Technology	19.0	5,057,140
Money Market Fund	0.3	85,608
	100.0%	$26,645,817